Income Tax Expense - Schedule Of Effective Income Tax Rate Reconciliation (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income tax expense		₩ 6,081,606	$ 5,129,992	₩ 4,779,972	₩ 4,533,198
Income tax at the applicable tax rate (Amount)	[1]	1,662,080		1,304,130	1,236,267
Non-taxable income (Amount)		(40,708)		(73,855)	(23,601)
Non-deductible expenses (Amount)		25,739		16,541	19,086
Tax credit and tax exemption (Amount)		(361)		(4,016)	(627)
Temporary difference for which no deferred tax is recognized (Amount)		5,065		22,189	(4,860)
Changes in recognition and measurement of deferred tax (Amount)		5,997		11,616	(100)
Income tax refund for tax of prior years (Amount)		(13,953)		(22,139)	(9,105)
Income tax expense of overseas branches (Amount)		18,571		10,739	5,004
Others (Amount)		34,795		(811)	(1,494)
Average effective income tax expense		₩ 1,697,225	$ 1,431,653	₩ 1,264,394	₩ 1,220,570
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
Income tax at the applicable tax rate (Tax rate)	[1]	27.33%	27.33%	27.28%	27.27%
Non-taxable income (Tax rate)		(0.67%)	(0.67%)	(1.55%)	(0.52%)
Non-deductible expenses (Tax rate)		0.42%	0.42%	0.35%	0.42%
Tax credit and tax exemption (Tax rate)		(0.01%)	(0.01%)	(0.08%)	(0.01%)
Temporary difference for which no deferred tax is recognized (Tax rate)		0.08%	0.08%	0.47%	(0.11%)
Changes in recognition and measurement of deferred tax (Tax rate)		0.10%	0.10%	0.24%	0.00%
Income tax refund for tax of prior years (Tax rate)		(0.23%)	(0.23%)	(0.46%)	(0.20%)
Income tax expense of overseas branches (Tax rate)		0.31%	0.31%	0.23%	0.11%
Others (Tax rate)		0.57%	0.57%	(0.02%)	(0.03%)
Average effective tax rate		27.90%	27.90%	26.45%	26.93%
Description Of Applicable Tax Rate By Taxable Income		Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2019, 2020 and 2021.	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2019, 2020 and 2021.	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2019, 2020 and 2021.	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2019, 2020 and 2021.

[1]	Applicable income tax rate for ￦ 200 million and below is 11%, for over ￦ 200 million to ￦ 20 billion is 22%, for over ￦ 20 billion to ￦ 300 billion is 24.2% and for over ￦ 300 billion is 27.5% for the years ended December 31, 2019, 2020 and 2021.